Commitments and Contingencies - Summary of Company's Commitments and Contractual Obligations (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2015	Sep. 30, 2020	Dec. 31, 2019
Purchase obligations		$ 7,622
Office and Laboratory Space | Burlingame, California
Operating sub-lease expiration year		2023
Master Service Agreement
Initial term of agreement	3 years
Renewal periods of agreement	1 year
Purchase obligations	$ 7,500
Master Service Agreement | Second Drug Product Manufacturer
Purchase obligations	$ 100
Predecessor Company
Purchase obligations			$ 6,731
Predecessor Company | Office and Laboratory Space | Burlingame, California
Operating sub-lease expiration year			2023
Predecessor Company | Master Service Agreement
Initial term of agreement	3 years